Acquisitions and disposals	12 Months Ended
Dec. 31, 2022
Acquisitions and disposals [Abstract]
Acquisitions and disposals
6 Acquisitions and disposals
Accounting policies
Business combinations
Business combinations, except for transactions between entities under common control, are accounted for using the acquisition
method. The purchase price includes total consideration paid to acquire the entity’s assets and liabilities, as well as contingent
consideration at fair value. The acquired identifiable assets, liabilities and contingent liabilities are measured at fair value at the date of
the acquisition. Acquisition costs incurred are expensed under Selling, general and administrative expenses. Changes in the fair value
of contingent consideration resulting from events after the acquisition date are recognised in the Consolidated statement of income
under Other income.
Equinor recognises a gain/loss on disposal of a subsidiary when control is lost. Any remaining interest in the former subsidiary is
recognised at fair value. When partially divesting subsidiaries which do not constitute a business, and where the remaining investment
in the former subsidiary is an associate or a jointly controlled investment, Equinor only recognises the gain or loss on the divested part
within Other income or Operating expenses, respectively. The remaining interest in the former subsidiary is initially not remeasured, and subsequently accounted for using the equity method.
After-tax disposals
On the NCS, all disposals of assets are performed including the tax base (after-tax). Any gain includes the release of tax liabilities
previously recognised related to the assets in question and is recognised in full in Other income in the Consolidated statement of
income.
Assets classified as held for sale
Non-current assets are classified separately as held for sale in the Consolidated balance sheet when a sale is highly probable. This
condition is met when an asset is available for immediate sale in its present condition,

Equinor’s management is committed to the
sale, and the sale is expected to be completed within one year from the date of classification. In Equinor, these requirements are
normally met when management has approved a negotiated letter of intent with the counterparties (a ‘DGC’). Liabilities directly
associated with the assets classified as held for sale and expected to be included as part of the sales transaction, are also classified
separately. The net assets and liabilities of a disposal group classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell.
Accounting judgement regarding acquisitions
Determining whether an acquisition meets the definition of a business combination requires judgement to be applied on a case-by-
case basis. Acquisitions are assessed to establish whether the transaction represents a business combination or an asset purchase,
and the conclusion may materially affect the financial statements both in the transaction period and subsequent periods. Similar
assessments are performed upon the acquisition of an interest in a joint operation. Depending on the specific facts, acquisitions of
exploration and evaluation licences for which a development decision has not yet been made have largely been concluded to
represent asset purchases, while purchases of producing assets have largely been concluded to represent business acquisitions.
Accounting judgement regarding partial divestments
The policy regarding partial divestments of subsidiaries is based on careful consideration of the requirements and scope of IFRS 10
Consolidated Financial Statements and IAS 28 Investments in Associates and Joint Ventures. The conclusion requires judgement to be applied on a case-by-case basis, considering the substance of the transactions. In evaluating the standards’ requirements, Equinor
acknowledges pending considerations related to several relevant and similar issues which have been postponed by the IASB in
anticipation of concurrent consideration at a later date. Where assets are transferred into separate legal entities concurrently with a
portion of the entities’ shares being sold to a third party, thereby resulting in Equinor’s loss of control of those asset-owning subsidiaries, and where investments in joint ventures are established simultaneously, Equinor has concluded to only recognise the gain on the divested portion.
----------------------------------------------------------------------------------------------------------------------------------------
2022
Acquisitions
Acquisition of BeGreen
On 26 January 2023, Equinor closed a transaction with the Bregentved Group and members of the executive board of BeGreen Solar
Aps to acquire 100 % of BeGreen Solar Aps for a cash consideration of USD 277 million (EUR
260

million) and a consideration
contingent on successful delivery of future solar projects above an agreed MW threshold. BeGreen

Solar Aps is a Danish solar
developer. At closing, USD 226

million (EUR
213

million) of the cash consideration was paid and recognised in the REN segment.
Acquisition of Triton Power
On 1 September 2022, Equinor and SSE Thermal Generation Holdings Limited (SSE

Thermal) closed a transaction to acquire the UK
power company Triton Power Holdings Ltd (Triton Power) from Triton Power Partners LP owned by Energy Capital Partners (ECP).
Equinor’s share of the consideration was USD 141

million (GBP
120

million), after adjustments that mainly related to net debt and working capital. The key plant included in the purchase of Triton Power is the Saltend Power Station with an installed capacity of
1.2
GW. Equinor and SSE Thermal own 50 % each of Triton Power, and Equinor is accounting for the investment under the equity method as a joint venture in the MMP segment.
Acquisition of Statfjord licence shares
On 31 May 2022, Equinor closed a transaction to acquire all of Spirit Energy’s interests in production licences in the Statfjord area
which covers the Norwegian and UK Continental Shelves and consists of three integrated production platforms and satellite subsea
installations. All licences are operated by Equinor. Spirit Energy’s ownership shares in the licences covered by the transaction range from 11.56 % to 48.78%. The cash consideration received was USD 193 million, whereof USD
25

million related to Spirit’s lifting of
volumes on Equinor’s behalf in June 2022. The assets and liabilities acquired have been reflected in accordance with the principles in
IFRS 3 Business Combinations. The transaction is reflected in the E&P Norway and E&P

International segments with a cash
consideration of USD 96

million and USD
72

million, respectively.
In the segment E&P Norway, the acquisition resulted in an increase of USD 98 million in property, plant and equipment, an increase of
USD 390

million in asset retirement obligation, a reduction of deferred tax liability of USD
298

million and an increase in taxes payable
of USD 98

million. In the segment E&P International, the acquisition resulted in an increase of USD
98

million in property, plant and
equipment, an increase of USD 241

million in asset retirement obligation and an increase of deferred tax asset of USD
86

million.
Disposals
Ekofisk and Martin Linge on the Norwegian Continental Shelf
On 30 September 2022, Equinor closed a transaction with Sval Energi AS to divest Equinor’s entire ownership share in the Greater
Ekofisk Area including its share in Norpipe Oil AS, and a 19 % ownership share in Martin Linge. The cash consideration paid upon closing of the transaction amounted to USD 293

million after interim period settlement. In addition, an estimated contingent consideration of USD 169

million linked to realised oil and gas prices for 2022 and 2023 was recognised. Equinor retained a
51%
ownership share in Martin Linge and continues as operator of the field. The disposal resulted in a decrease in property, plant and
equipment of USD 1,493

million, a decrease in asset retirement obligation of USD
376

million, a decrease in deferred tax liability of
USD 597

million and a decrease in taxes payable of USD
686

million. A post-tax gain of USD
655

million is presented in the line item
Other income in the Consolidated statement of income in the E&P Norway segment.
Exit Russia
Following Russia’s invasion of Ukraine in February 2022, Equinor announced that it had decided to stop new investments in Russia
and start the process of exiting Equinor’s joint arrangements. Based on this decision, Equinor evaluated its assets in Russia and
recognised net impairments of USD 1,083

million in the first quarter, of which USD
251

million was related to property, plant and
equipment and intangible assets and USD 832

million was related to investments accounted for using the equity method. The impairments were net of contingent consideration from the time of acquiring the assets. The impairments were recognised in the line
items Depreciation, amortisation and net impairment losses and Exploration expenses in the Consolidated statement of income based
on the nature of the impaired assets and reflected in the E&P International segment. During the second quarter, Equinor transferred
its participating interests in four Russian entities to Rosneft and was released from all future commitments and obligations with no
material impact on the financial statements. The ownership interests in Kharyaga were transferred to the operator.
Equinor has stopped trading in Russian oil. This means that Equinor will not enter into any new trades or engage in new transport of
oil and oil products from Russia. Equinor has assessed the accounting impact of certain commitments arising from such contracts
entered into prior to the invasion and deem the impact to be immaterial.
10% of Dogger Bank C
On 10 February 2022, Equinor closed the transaction with Eni to sell a 10 % equity interest in the Dogger Bank C project in the UK for a total consideration of USD 91

million (GBP
68

million), resulting in a gain of USD
87

million (GBP
65

million). After closing, Equinor’s
ownership share is 40
%. Equinor continues to equity account for the remaining investment as a joint venture. The gain is presented in
the line item Other income in the Consolidated statement of income in the REN segment.
Held for sale
Equinor Energy Ireland Limited
In the fourth quarter of 2021, Equinor entered into an agreement with Vermilion Energy Inc (Vermilion) to sell Equinor’s non-operated equity position in the Corrib gas project in Ireland. The transaction covers a sale of 100 % of the shares in Equinor Energy Ireland
Limited (EEIL). EEIL owns 36.5 % of the Corrib field alongside the operator Vermilion ( 20%) and Nephin Energy ( 43.5%). Equinor and
Vermilion have agreed a consideration of USD 434

million before closing adjustments and contingent consideration linked to 2022 production level and gas prices. Closing is dependent on governmental approval and is expected to take place during the first quarter
2023.
2021
Acquisitions
Wento
On 5 May 2021, Equinor completed a transaction to acquire 100 % of the shares in Polish onshore renewables developer Wento from the private equity firm Enterprise Investors for a cash consideration of USD 117 million (EUR
98

million) after net cash adjustments.
The assets and liabilities related to the acquired business were recognised under the acquisition method. The acquisition resulted in
an increase of Equinor’s intangible assets of USD 46

million and goodwill of USD
59

million. The goodwill reflects the expected
synergies, competence and access to the Polish renewables market obtained in the acquisition.

The transaction has been accounted
for in the REN segment.
Disposals
Equinor Refining Denmark A/S
On 31 December 2021, Equinor Danmark A/S closed the transaction with the Klesch Group to sell 100 % of the shares in Equinor
Refining Denmark A/S (ERD). Klesch paid USD 48

million of the total estimated consideration at closing. ERD consists of the Kalundborg refinery and associated terminals and infrastructure. Following an impairment earlier in 2021, the disposal resulted in
an immaterial loss. Prior to transaction closing, Equinor received USD 335 million in extraordinary dividend and repayment of paid-
in capital from ERD.

Following the disposal, a gain of USD 167

million was recycled from Other comprehensive income (OCI) to the Consolidated statement of income in the line item Other income and has been reflected in the MMP segment.
Terra Nova
On 8 September 2021, Equinor closed the transaction with Cenovus and Murphy to sell
100 % of its interest, which includes a release
of any future obligations and liabilities, in the Terra Nova asset in offshore Canada. The transaction was accounted for in the E&P
International segment. The consideration paid, the net carrying amount and the impact to the Consolidated statement of income are
immaterial.
Bakken onshore unconventional field
On 26 April 2021, Equinor closed the transaction to divest its interests in the Bakken field in the US states of North Dakota and
Montana to Grayson Mill Energy, backed by EnCap Investments for an estimated total consideration of USD 819 million, including
interim period settlement, for which payment was received in the first half of 2021. The asset had been impaired in 2021 prior to
closing. Subsequent to closing, insignificant losses were recorded and are presented in the line item Operating expenses in the
Consolidated statement of income in the E&P USA segment.
10% of Dogger Bank Farm A and B
On 26 February 2021, Equinor closed the transaction with Eni to sell a 10 % equity interest in the Dogger Bank Wind Farm A and B assets in the UK for a total consideration of USD 285

million (GBP
206

million), resulting in a gain of USD
280

million (GBP
203
million). After closing, Equinor has a 40
% shareholding in Dogger Bank A and Dogger Bank B, and will continue to equity account for
the remaining investment as a joint venture. The gain is presented in the line item Other income in the Consolidated statement of
income in the REN segment.
Non-operated interest in the Empire Wind and Beacon Wind assets on the US east coast
On 29 January 2021, Equinor closed the transaction with BP to sell 50 % of the non-operated interests in the Empire Wind and Beacon
Wind assets for a preliminary total consideration after interim period adjustments of USD 1.2 billion, resulting in a gain of USD
1.1
billion for the divested part, of which USD 500

million had been prepaid at the end of December 2020. Through this transaction, the two companies have established a strategic partnership for further growth within offshore wind in the

USA. Following the transaction,
Equinor remains the operator with a 50
% interest. Equinor consolidated the assets until transaction closing,

and thereafter the
investments are classified as joint ventures and accounted for using the equity method. The gain is presented in the line item Other
income in the Consolidated statement of income in the REN segment.